Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes
12.	Income Taxes
The provision for income taxes consists of the following components:

	Years Ended December 31,
	2021	2020
Current
Federal	$—	$—
State	—	1

Total current expense (benefit)	—	1
Deferred
Federal	—	—
State	—	—

Total deferred expense (benefit)	—	—

Total tax recognized	$—	$1

A reconciliation setting forth the differences between effective tax rate of the Company as well as the U.S. federal statutory tax rate is as follows:

	Years Ended December 31,
	2021	2020
Benefit at federal statutory rate	21.00%	21.00%
State taxes	3.41%	2.70%
Credits	1.20%	2.61%
Share-based payment measurement	(0.57%)	(1.01%)
Other	(1.90%)	0.18%
Change in valuation allowance	(23.14%)	(25.49%)

Effective tax rate	0.00%	(0.01%)

Significant components of the Company’s deferred tax assets and liabilities are as follows:

	2021	2020
Deferred tax assets:
Operating tax losses	$38,084	$26,016
Research credits	5,920	4,810
Temporary differences	981	773
Share based payments	1,902	1,099

Gross deferred tax assets	46,887	32,698
Valuation Allowance	(46,287)	(32,090)

Deferred tax assets, Less: valuation allowance	600	608
Deferred tax liabilities:
Other temporary differences	(600)	(608)

Deferred tax liabilities	(600)	(608)

Total	$—	$—

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amount used for income tax purposes. At December 31, 2021, the Company has federal net operating loss carryforwards totaling $161,416 of which $31,208 begin to expire in 2031 and $130,209 can be carried forward indefinitely. At December 31, 2021, the Company had state net operating loss carryforwards totaling $66,921, which begin to expire in 2031, as well as other temporary differences that will be available to offset regular taxable income during the carryforward period.
Additionally, at December 31, 2021, the Company has federal R&D credit carryforwards totaling $4,426 which begin to expire in 2039, state R&D credit carryforwards totaling $1,884 which begin to expire in 2033, and state investment tax credits of $7.
Management of the Company has evaluated the positive and negative evidence bearing upon the realizability of its deferred tax assets, which are comprised principally of net operating loss carryforwards and research and development credits. Under the applicable accounting standards, management has considered the Company’s history of losses and concluded that it is more likely than not that the Company will not recognize the benefits of domestic deferred tax assets. Accordingly, a full valuation allowance has been established at December 31, 2021 as the Company is in development stage and does not have assurance of future income as the Company expects to generate continued losses while in development.
Under the provisions of the Internal Revenue Code, the net operating loss and tax credit carryforwards are subject to review and possible adjustment by the Internal Revenue Service and state tax authorities. Net operating loss and tax credit carryforwards may become subject to an annual limitation in the event of certain cumulative changes in the ownership interest of significant shareholders over a three-year period in excess of 50%, as defined under Sections 382 and 383 of the Internal Revenue Code, respectively, as well as similar state provisions. This could limit the amount of tax attributes that can be utilized annually to offset future taxable income or tax liabilities. The amount of the annual limitation is determined based on the value of the Company immediately prior to the ownership change. Subsequent ownership changes may further affect the limitation in future years. The Company has completed financings since its inception which may have resulted in a change in control as defined by Section 382 and 383 of the Internal Revenue Code, and it may complete future financings that could result in a change in control in the future. The Company has not, as yet, conducted a study to determine if any such changes have occurred that could limit its ability to use the net operating loss and tax credit carryforward. Also, the Company has undertaken only a preliminary analysis of its research and experimentation credits. In order to substantiate fully such credits it intends to complete a full credit study before such credits are utilized on its tax return.
The Company accounts for uncertain tax positions pursuant to ASC 740 which prescribes a recognition threshold and measurement process for financial statement recognition of uncertain tax positions taken or expected to be taken in a tax return. If the tax position meets this threshold, the benefit to be recognized is measured as the largest amount of tax benefit that is greater than 50% likely of being realized upon settlement with a taxing authority that has full knowledge of all relevant information. As of December 31, 2021 and 2020, the Company has not recorded any unrecognized tax benefits. The Company has not, as yet, conducted a study of research and development tax credit carryforwards. This study may result in an adjustment to the Company’s research and development credit carryforwards; however, until a study is completed, and any adjustment is known, no amounts are being presented as an uncertain tax position. A full valuation allowance has been provided against the Company’s research and development tax credits and, if an adjustment is required, this adjustment would be offset by an adjustment to the valuation allowance. Thus, there would be no impact to the consolidated balance sheets or consolidated statement of operations and comprehensive loss if an adjustment was required. The Company does not expect any material changes in the unrecognized tax benefits within the next twelve months.